Related Party Disclosures	6 Months Ended
Dec. 31, 2024
Related Party Disclosures [Abstract]
RELATED PARTY DISCLOSURES
23.	RELATED PARTY DISCLOSURES

(a)	Identification of related parties

Parties are considered to be related to the Group if the Group has the ability, directly or indirectly, to control the party or exercise significant influence over the party in making financial and operating decisions, or vice versa, or where the Group and the party are subject to common control or common significant influence. Related parties may be individuals or other entities.

Related parties also include Key Management Personnel defined as those persons having authority and responsibility for planning, directing and controlling the activities of the Group either directly or indirectly. The Key Management Personnel include all the Directors of the Group.

The Group has related party relationship with its subsidiaries, related companies, Directors and companies in which Directors of the Group have interest.

(b)	The Group had the following transactions with related parties during the financial period:

	Six Months Ended
	December 31, 2024	December 31, 2023
	RM	RM
Related companies
- Rendering of information technology system#	-	25,000,000
- Site support and maintenance services fee#	-	436,300
- Project management fee expenses&	-	(12,000,000)

Related party
- Rental paid*	(66,000)	(66,000)
- Acquisition of subsidiaries via Trust Deed^	(1)	-

*	Office rental of RM 66,000 paid to VNH One Sdn. Bhd., a company whereby, Dato’ Sri Liew Kok Leong is a common director VNH One Sdn. Bhd. and the Company.
#	The Group provides services to ARB Berhad’s subsidiaries, whereby ARB Berhad was the previous ultimate holding company of the Company.
&

ARB Berhad’s subsidiaries out of the Group had provided specific project management services to the Group. The common cost majority comprise of IT technical staff payroll including remuneration, defined contribution plan, social security contribution and other employee benefit. Followed by upkeep of computer system, depreciation of property, plant and equipment and other expenses.

^	The Group acquired subsidiaries namely ARB Synergy and ARB Databook through trust deed with Dato’ Sri Liew Kok Leong (“Trustee”), whereby Trustee is a registered holder of 1 ordinary share representing 100% of the issued and paid up share capital of ARB Synergy, whereby is held by Trustee on trust for AIGSB, the subsidiary of the Group.

The related party transactions described above were carried out on agreed contractual terms and conditions and in the ordinary course of business between the related parties of the Group.

(c)	Compensation of key management personnel

The key management personnel comprise the Directors of the Group and their remuneration during the financial period are disclosed in Note 17 to the financial statements.